LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of quantitative information about leases for lessee

	Lease liabilities
	Current	Non Current	Total

Year ended December 31, 2020
Values at the beginning of the year	40,546	298,219	338,765
Translation differences	1,082	(753)	329
Net proceeds	192	2,978	3,170
Indexation	(811)	(8,687)	(9,498)
Repayments	(42,144)	—	(42,144)
Interest accrued	16,116	—	16,116
Interest paid	(12,635)	—	(12,635)
Reclassifications	40,140	(40,140)	—

As of December 31, 2020	42,486	251,617	294,103

Year ended December 31, 2021
Values at the beginning of the year	42,486	251,617	294,103
Translation differences	(2,187)	(5,878)	(8,065)
Net proceeds	3,334	8,319	11,653
Indexation	1,810	3,009	4,819
Repayments	(45,604)	—	(45,604)
Interest accrued	14,967	—	14,967
Interest paid	(12,252)	—	(12,252)
Reclassifications	41,817	(41,817)	—

As of December 31, 2021	44,371	215,250	259,621

Disclosure of maturity analysis of lease payments

	As of December 31, 2021	As of December 31, 2020
Commitments in relation to finance leases are payable as follows:
Within one year	52,803	56,929
Later than one year but not later than five years	156,538	176,399
Later than five years	128,435	161,145
Minimum lease payments	337,776	394,473
Future finance charges	(78,155)	(100,370)
Total Financial lease liabilities	259,621	294,103

The present value of finance lease liabilities is as follows:
Within one year	44,371	42,486
Later than one year but not later than five years	122,966	134,857
Later than five years	92,284	116,760

Total minimum lease payments	259,621	294,103